Income Taxes - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mongolia [Member]
Income Tax Contingency [Line Items]
Unused investment tax credits			$ 762,600,000
Uncertain tax positions	0	0
Accrued interest or penalties related to uncertain tax positions	$ 0	$ 0